Warrant Liabilities (Details) - $ / shares	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Warrant Liabilities [Line Items]
Warrants outstanding	18,844,987
Warrants completion term	5 years
Price per warrant (in Dollars per share)	$ 18
Prior days redemption warrant	30 days
Trading days	20 days
Trading day period ending	30 days
Trading period	30 days
Trigger price per share (in Dollars per share)	$ 18
Warrant exercise (in Dollars per share)	$ 11.5
Purchase of ordinary shares		1
Public Warrants [Member]
Warrant Liabilities [Line Items]
Warrants outstanding	11,499,987
Price per warrant (in Dollars per share)	$ 0.01
Warrants	11,499,987
Private Placement Warrants [Member]
Warrant Liabilities [Line Items]
Warrants outstanding	7,345,000
Warrants	7,345,000
Warrant [Member]
Warrant Liabilities [Line Items]
Warrants	18,844,987
Ordinary Share [Member]
Warrant Liabilities [Line Items]
Ordinary share price (in Dollars per share)	$ 11.5